INVESTMENT IN PRIVATE COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jul. 07, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 11, 2019
IfrsStatementLineItems [Line Items]
Per share price						$ 5.00	$ 4.00
Impairment asset fair value					$ 3,363
Impairment assets carring value	$ 4,046
Holding shares	644,299
Offering price						$ 5.00	$ 4.00
Fair value interest	$ 2,087
Additional recognized amount	1,276
O C I [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	5,322
Intensity [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired				4.70%
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Investment	$ 4,500
Number of shares purchased	1,000,000.0
Percentage of equity held	7.50%
Unrealized Gain (Loss) On Investment		$ 0	$ 0
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer								$ 1,300
Number of ordinary shares issued in acquisition								129,806
Number of private company share consists in sole asset								288,458
Number of shares outstanding								1,288,458
Percentage of voting equity interests acquired	7.00%	7.35%		4.70%